CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Millions	Total	NRG Yield, Inc.	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital NRG Yield, Inc.	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Loss	Noncon- trolling Interest	Noncon- trolling Interest NRG Yield, Inc.
Beginning balance at Dec. 31, 2016	$ 4,446		$ 4	$ 8,358		$ (3,787)	$ (2,399)	$ (135)	$ 2,405
Increase (Decrease) in Stockholders' Equity
Net loss (income)	(2,251)					(2,153)			(98)
Other comprehensive income	51							51
Other comprehensive income (loss)	63
Sale of assets to NRG Yield, Inc		$ (5)			$ (25)					$ 20
ESPP share purchases	6			(3)		(4)	13
Equity-based compensation	25			25
Issuance of common stock	4			4
Common stock dividends	(38)					(38)
Distributions to noncontrolling interest and dividends paid	(65)	(108)							(65)	(108)
Contributions from noncontrolling interests	160								160
Early adoption of new accounting standards	(257)			17		(286)		12
Ending balance at Dec. 31, 2017	1,968		4	8,376		(6,268)	(2,386)	(72)	2,314
Increase (Decrease) in Stockholders' Equity
Adoption of new accounting standards	15					15
Net loss (income)	294					268			26
Other comprehensive income (loss)	(22)							(22)
Sale of assets to NRG Yield, Inc		16			$ 8					8
ESPP share purchases	2			(2)			4
Share repurchases	(1,250)						(1,250)
Equity-based compensation	6			6
Issuance of common stock	21			21
Common stock dividends	(37)					(37)
Distributions to noncontrolling interest and dividends paid	(43)	$ (61)							(43)	$ (61)
Contributions from noncontrolling interests	304								304
Early adoption of new accounting standards
Sale of NRG Yield and other business	(2,548)								(2,548)
Equity component of convertible senior notes	101			101
Ending balance at Dec. 31, 2018	(1,234)		4	8,510		(6,022)	(3,632)	(94)	0
Increase (Decrease) in Stockholders' Equity
Net loss (income)	4,438					4,438
Other comprehensive income (loss)	(98)							(98)
ESPP share purchases	3			1			2
Share repurchases	(1,409)						(1,409)
Equity-based compensation	(16)			(16)
Issuance of common stock	6			6
Common stock dividends	(32)					(32)
Ending balance at Dec. 31, 2019	$ 1,658		$ 4	$ 8,501		$ (1,616)	$ (5,039)	$ (192)	$ 0